Class K [Member] Performance Management - Class K - BlackRock Sustainable Advantage Global Equity Fund	Oct. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Effective June 12, 2025, the Fund changed its name, investment process and investment strategies. Performance for the periods prior to June 12, 2025 shown below is based on the investment process and investment strategies utilized by the Fund under the name “BlackRock Sustainable Advantage Global Equity Fund.” The information shows you how the Fund’s performance has varied for the periods since inception and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI All Country World Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882‑0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied for the periods since inception and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Class K Shares ANNUAL TOTAL RETURNS BlackRock Sustainable Aware Advantage Global Equity Fund As of 12/31
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the highest return for a quarter was 11.51% (quarter ended December 31, 2023) and the lowest return for a quarter was -3.66% (quarter ended September 30, 2023). The year-to-date return as of March 31, 2025 was -0.84%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882‑0052
Class K Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(0.84%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	11.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(3.66%)
Lowest Quarterly Return, Date	Sep. 30, 2023